Consolidated Balance Sheet € in Millions, £ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Non-current assets
Goodwill	€ 17,341.0	€ 16,881.0
Intangible assets	12,152.0	11,520.0
Property, plant and equipment	10,347.0	10,411.0
Pension asset for funded schemes in surplus	1,728.0	2,173.0
Deferred tax assets	1,117.0	1,085.0
Financial assets	642.0	675.0
Other non-current assets	648.0	557.0
Total non-current assets	43,975.0	43,302.0
Current assets
Inventories	4,301.0	3,962.0
Trade and other current receivables	6,485.0	5,222.0
Current tax assets	472.0	488.0
Cash and cash equivalents	3,230.0	3,317.0
Other financial assets	874.0	770.0
Assets held for sale	119.0	3,224.0
Current assets	15,481.0	16,983.0
Total assets	59,456.0	60,285.0
Current liabilities
Financial liabilities	3,235.0	7,968.0
Trade payables and other current liabilities	14,457.0	13,426.0
Current tax liabilities	1,445.0	1,088.0
Provisions	624.0	525.0
Liabilities held for sale	11.0	170.0
Total current liabilities	19,772.0	23,177.0
Non-current liabilities
Financial liabilities	21,650.0	16,462.0
Non-current tax liabilities	174.0	118.0
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	1,209.0	1,225.0
Unfunded schemes	1,393.0	1,509.0
Provisions	697.0	794.0
Deferred tax liabilities	1,923.0	1,913.0
Other non-current liabilities	346.0	700.0
Total non current liabilities	27,392.0	22,721.0
Total liabilities	47,164.0	45,898.0
Shareholders' equity
Called up share capital	464.0	484.0
Share premium account	129.0	130.0
Other reserves	(15,286.0)	(13,633.0)
Retained profit	26,265.0	26,648.0
Total equity attributable to owners of parent	11,572.0	13,629.0
Non-controlling interests	720.0	758.0
Total equity	12,292.0	14,387.0
Total liabilities and equity	€ 59,456.0	€ 60,285.0